Schedule of Investments
December 31, 2023 (unaudited)
Upright Assets Allocation Plus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 36.03%

Drug Manufacturers - General - 3.91%
AbbVie, Inc.	500	77,485

Drug Manufacturers - Specialty & Generic - 1.88%
Teva Pharmaceutical Industries Ltd. ADR (2)	2,000	20,880
Viatris, Inc. (2)	1,500	16,245

		37,125

Electrical Equipment & Parts - 1.15%
Plug Power, Inc. (2)	5,000	22,500

Integrated Circuit Design - 12.28%
Himax Technologies, Inc. ADR (2)	40,000	242,800

Internet Content & Information - 0.60%
Baidu, Inc. ADR (2)	100	11,909

Semiconductors - 16.22%
Ase Technology Holding Co. Ltd. ADR (2)	10,000	94,100
Silicon Motion Technology Corp. ADR (2)	2,000	122,540
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	104,000

		320,640

Total Common Stock	(Cost $ 790,284)	712,459

Exchange-Traded Funds (3)- 60.63%

Direxion Daily 20-Year Treasury Bull 3X Shares	750	48,435
Direxion Daily Brazil Bull 3X Shares (2)	85	8,745
Direxion Daily Dow Jones Internet Bull 3X Shares (2)	10,000	151,600
Direxion Daily Mid Cap Bull 3X Shares	1,500	66,555
Direxion Daily MSCI Emerging Markets Bull 3X Shares (2)	200	6,086
Direxion Daily MSCI India Bull 3X Shares (2)	500	28,401
Direxion Daily Real Estate Bull 3X Shares	2,000	21,240
Direxion Daily S&P 500 Bull 3X Shares (2)	1,500	155,985
Direxion Daily Semiconductor Bull 3X Shares	3,000	94,200
Direxion Energy Bull 3X Shares (2)	550	31,113
Direxion Financial Bull 3X Shares	1,100	90,915
Direxion Small Cap Bull 3X Shares (2)	2,500	98,625
Global X Lithium and Battery Tech ETF (2)	1,000	50,940
iShares MSCI China ETF (2)	200	8,148
iShares MSCI EAFE Value ETF (2)	200	10,420
iShares MSCI Taiwan ETF (2)	1,000	46,030
iShares Russell Mid-Cap Value ETF (2)	100	11,629
KraneShares CSI China Internet ETF (2)	1,400	37,800
ProShares UltraPro QQQ ETF (2)	2,000	101,400
VanEck Vectors Vietnam ETF (2)	2,000	25,840
Vanguard FTSE All-World ex-US Small Cap Index Fund ETF (2)	100	11,503
Vanguard FTSE Emerging Markets ETF (2)	700	28,770
Vanguard Real Estate ETF (2)	200	17,672
VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF (2)	800	46,768

Total Exchange-Traded Funds	(Cost $ 847,156)	1,198,820

Money Market Registered Investment Companies (4) - 3.66%

First American Government Obligation Fund Class X - 5.290% FGXXX	4,350	4,350
First American Treasury Obligation Fund Class X - 5.280% FXFXX	59,574	59,574
Morgan Stanley Institutional Liquidity Treasury Portfolio - 5.270% MISXX	8,533	8,533

Total Money Market Registered Investment Companies	(Cost $ 72,457)	72,457

Total Investments - 100.33%	(Cost $ 1,709,897)	1,983,736

Liabilities in Excess of Other Assets - -.33%		(6,557)

Total Net Assets - 100.00%		1,977,179

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$1,983,736	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,983,736	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate investment. The yield shown represents the 7-day yield in effect at December 31, 2023.